Discontinued Operations (Details) - Guangdong Meidiya Investment Co., Ltd [Member] ¥ in Thousands	1 Months Ended
Jan. 31, 2025 CNY (¥)
Discontinued Operations [Line Items]
Percentage of equity interests disposed	100.00%
Cash consideration (in Yuan Renminbi)	¥ 30,240
Equity interests holding percentage	44.70%